ACCOUNTING FOR WARRANT LIABILITY (Details Narrative) - Global Partner Acquisition Corp II [Member] - shares	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Jan. 09, 2024
Warrants outstanding		10,551,283		11,221,954	15,566,667
Number of warrants issued	4,344,714	4,700,903
Redemption of common shares		2,137,134	26,068,281	26,068,281	26,068,281
Ordinary shares subject to possible redemption		1,794,585		3,931,719
Note Warrant [Member]
Proceeds from issuance of warrants		5,000,000
Common Class A [Member]
Redemption of common shares	26,068,281			2,137,134
Ordinary shares subject to possible redemption		1,794,585		3,931,719	30,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	26,068,281
Common Class A [Member] | Common Stock [Member]
Ordinary shares subject to possible redemption						2,137,134	2,137,134
Public Warrants [Member]
Warrants outstanding		4,984,616		5,655,286	10,000,000
Private Placement [Member]
Warrants outstanding		5,566,667		5,566,667	5,566,667